Changes in equity and earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Changes in Issued Capital and Treasury Shares
The tables below summarize the changes in issued capital and treasury shares during 2020:

Issued capital	Issued capital
	Million shares	Million US dollar
At the end of the previous year	2 019	1 736
Changes during the period	—	—

	2 019	1 736
Of which:
Ordinary shares	1 693
Restricted shares	326

1
The 2019 cash flow from investing activities has been restated to reflect reclassification of the cash flow hedges in relation to the Australia divestiture reported in the financing activities in 2019 and recycled to profit or loss upon the completion of the transaction.

Treasury shares	Treasury shares		Result on the use of treasury shares
	Million shares	Million US dollar	Million US dollar
At the end of the previous year	59.9	(6 270)	(2 556)
Changes during the period	(12.9)	1 359	(974)

	47.0	(4 911)	(3 530)

Summary of Changes in Other Comprehensive Income Reserves
The changes in the other comprehensive income reserves are as follows:

Million US dollar	Translation Reserves	Hedging reserves	Post-employment benefits	Total OCI Reserves
As per 1 January 2020	(19 936)	397	(1 740)	(21 279)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(9 943)	—	—	(9 943)
Cash flow hedges	—	198	—	198
Cash flow hedges and cumulative translation adjustments reclassified from equity to profit or loss in relation to Australia divestiture	645	(219)	—	426
Re-measurements of post-employment benefits	—	—	(243)	(243)
Total comprehensive income/(loss)	(9 298)	(21)	(243)	(9 562)

As per 31 December 2020	(29 234)	376	(1 983)	(30 841)

The increase in translation reserves is primarily related to the combined effect of the weakening of the closing rates of the Mexican pesos, the South African rand, the Colombian pesos, the Brazilian real and the Peruvian sol, and the strengthening of the Euro which resulted in a foreign exchange translation adjustment of 9 943m US dollar as of 31 December 2020 (decrease of equity).

Million US dollar	Translation Reserves	Hedging reserves	Post-employment benefits	Total OCI Reserves
As per 1 January 2019	(21 079)	494	(1 567)	(22 152)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	1 143	—	—	1 143
Cash flow hedges	—	(97)	—	(97)
Re-measurements of post-employment benefits	—	—	(173)	(173)
Total comprehensive income/(loss)	1 143	(97)	(173)	873

As per 31 December 2019	(19 936)	397	(1 740)	(21 279)

Million US dollar	Translation Reserves	Hedging reserves	Post-employment benefits	Total OCI Reserves
As per 1 January 2018	(13 705)	586	(1 665)	(14 784)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(7 374)	—	—	(7 374)
Cash flow hedges	—	(92)	—	(92)
Re-measurements of post-employment benefits	—	—	98	98
Total comprehensive income/(loss)	(7 374)	(92)	98	(7 368)

As per 31 December 2018	(21 079)	494	(1 567)	(22 152)

Summary of Basic and Diluted Earnings Per Share
The calculation of basic earnings per share for 2020 is based on the profit attributable to equity holders of AB InBev of 1 405m US dollar (2019: 9 171m US dollar; 2018: 4 370m US dollar) and a weighted average number of ordinary and restricted shares outstanding (including deferred share instruments and stock lending) per end of the period, calculated as follows:

Million shares	2020	2019	2018
Issued ordinary and restricted shares at 1 January, net of treasury shares	1 959	1 957	1 934
Effect of stock lending	30	25	18
Effect of undelivered shares under the deferred share instrument		—	9
Effect of delivery of treasury shares	9	2	14

Weighted average number of ordinary and restricted shares at 31 December	1 998	1 984	1 975
The calculation of diluted earnings per share for 2020 is based on the profit attributable to equity holders of AB InBev of 1 405m US dollar (2019: 9 171m US dollar; ; 2018: 4 370m US dollar) and a weighted average number of ordinary and restricted shares (diluted) outstanding (including deferred share instruments and stock lending) at the end of the period, calculated as follows:

Million shares	2020	2019	2018
Weighted average number of ordinary and restricted shares at 31 December	1 998	1 984	1 975
Effect of share options, warrants and restricted stock units	39	42	36
Weighted average number of ordinary and restricted shares (diluted) at 31 December	2 037	2 026	2 011
The calculation of earnings per share before exceptional items and discontinued operations is based on the profit from continuing operations attributable to equity holders of AB InBev. A reconciliation of the profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev to the profit attributable to equity holders of AB InBev is calculated as follows:

Million US dollar	2020	2019	2018
Profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev	3 807	8 086	6 248
Exceptional items, before taxes (refer to Note 8)	(3 103)	(323)	(692)
Exceptional finance income/(cost), before taxes (refer to Note 11)	(1 738)	882	(1 982)
Exceptional taxes (refer to Note 8)	155	(6)	233
Exceptional non-controlling interest (refer to Note 8)	228	108	32
Profit from discontinued operations (refer to Note 22)	2 055	424	531

Profit attributable to equity holders of AB InBev	1 405	9 171	4 370

The calculation of the Underlying EPS is based on the profit before exceptional items, discontinued operations, mark-to-market
gains/losses and hyperinflation impacts attributable to equity holders of AB InBev. A reconciliation of the profit before exceptional items, discontinued operations, mark-to-market
gains/losses and hyperinflation impacts, attributable to equity holders of AB InBev to the profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev, is calculated as follows:

Million US dollar	2020	2019	2018
Profit before exceptional items, discontinued operations, mark-to-market gains/losses and hyperinflation impacts, attributable to equity holders of AB InBev	5 022	7 196	8 099
Mark-to-market (losses)/gains on certain derivatives related to the hedging of share-based payment programs (refer to Note 11)	(1 211)	898	(1 774)
Hyperinflation impacts	(4)	(7)	(77)

Profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev	3 807	8 086	6 248

Summary of Calculation of EPS
The table below sets out the EPS calculation:

Million US dollar	2020	2019	2018
Profit attributable to equity holders of AB InBev	1 405	9 171	4 370
Weighted average number of ordinary and restricted shares	1 998	1 984	1 975

Basic EPS from continuing and discontinued operations	0.70	4.62	2.21
Profit from continuing operations attributable to equity holders of AB InBev	(650)	8 748	3 839
Weighted average number of ordinary and restricted shares	1 998	1 984	1 975

Basic EPS from continuing operations	(0.33)	4.41	1.94
Profit from continuing operations before exceptional items and discontinued operations, attributable to equity holders of AB InBev	3 807	8 086	6 248
Weighted average number of ordinary and restricted shares	1 998	1 984	1 975

Basic EPS from continuing operations before exceptional items	1.91	4.08	3.16
Profit before exceptional items, discontinued operations, mark-to-market gains/losses and hyperinflation impacts, attributable to equity holders of AB InBev	5 022	7 196	8 099
Weighted average number of ordinary and restricted shares	1 998	1 984	1 975

Underlying EPS	2.51	3.63	4.10
Profit attributable to equity holders of AB InBev	1 405	9 171	4 370
Weighted average number of ordinary and restricted shares (diluted)	2 037	2 026	2 011

Diluted EPS from continuing and discontinued operations	0.69	4.53	2.17
Profit from continuing operations attributable to equity holders of AB InBev	(650)	8 748	3 839
Weighted average number of ordinary and restricted shares (diluted)¹	1 998	2 026	2 011

Diluted EPS from continuing operations	(0.33)	4.32	1.91
Profit from continuing operations before exceptional items and discontinued operations, attributable to equity holders of AB InBev	3 807	8 086	6 248
Weighted average number of ordinary and restricted shares (diluted)	2 037	2 026	2 011

Diluted EPS from continuing operations before exceptional items	1.87	3.99	3.11